Derivative financial instruments and hedging activities - Summary of Cash flow and Net Investment Hedges - Assets and Liabilities Designated as Hedged Items (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2023	Oct. 31, 2022
Cash flow hedges [member] | Interest rate risk [member] | Variable rate assets [member]
Disclosure of detailed information about hedged items [line items]
Consolidated Balance Sheet items	Securities – Investment, net of applicable allowance; Loans – Retail;	Securities – Investment, net of applicable allowance; Loans – Retail;
Changes in fair values used for calculating hedge ineffectiveness	$ 2,248	$ 4,720
Cash flow hedge /foreign currency translation reserve, Continuing hedges	(2,115)	(1,777)
Cash flow hedge /foreign currency translation reserve, Discontinued hedges	$ (3,126)	$ (2,668)
Cash flow hedges [member] | Interest rate risk [member] | Variable rate liabilities [member]
Disclosure of detailed information about hedged items [line items]
Consolidated Balance Sheet items	Deposits – Business and government; Deposits – Personal;	Deposits – Business and government; Deposits – Personal;
Changes in fair values used for calculating hedge ineffectiveness	$ (2,558)	$ (6,895)
Cash flow hedge /foreign currency translation reserve, Continuing hedges	3,535	5,471
Cash flow hedge /foreign currency translation reserve, Discontinued hedges	$ 5,607	$ 2,231
Cash flow hedges [member] | Foreign exchange risk [member] | Fixed rate assets [member]
Disclosure of detailed information about hedged items [line items]
Consolidated Balance Sheet items	Securities – Investment, net of applicable allowance	Securities – Investment, net of applicable allowance
Changes in fair values used for calculating hedge ineffectiveness	$ 50	$ (17)
Cash flow hedge /foreign currency translation reserve, Continuing hedges		7
Net investment hedges [member] | Foreign exchange risk [member] | Foreign subsidiary [member]
Disclosure of detailed information about hedged items [line items]
Changes in fair values used for calculating hedge ineffectiveness	1,513	1,927
Cash flow hedge /foreign currency translation reserve, Continuing hedges	(7,297)	(5,936)
Cash flow hedge /foreign currency translation reserve, Discontinued hedges	$ (382)	$ (421)